Shareholder Fees	Apr. 28, 2025 USD ($)
Ave Maria Value Focused Fund | Ave Maria Value Focused Fund [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Ave Maria Value Fund | Ave Maria Value Fund [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
Ave Maria Growth Fund | Ave Maria Growth Fund [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
Ave Maria Rising Dividend Fund | Ave Maria Rising Dividend Fund [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
Ave Maria World Equity Fund | Ave Maria World Equity Fund [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
Ave Maria Growth Focused Fund | Ave Maria Growth Focused Fund [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
Ave Maria Bond Fund | Ave Maria Bond Fund [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0